UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2017

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 98.8%
Alabama - 2.2%
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	$3,900	$3,906,822
AGM Series 2004
5.50%, 1/01/21	1,000	1,001,970
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36	2,500	2,703,300
University of Alabama (The)
Series 2008A
5.75%, 9/01/22 (Pre-refunded/ETM)	3,000	3,213,180
Water Works Board of the City of Birmingham (The)
Series 2011
5.00%, 1/01/31 (Pre-refunded/ETM)	10,000	11,365,000
Series 2015A
5.00%, 1/01/33-1/01/34	4,390	4,978,319

		27,168,591

Arizona - 2.1%
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/33-12/01/34	12,615	13,967,801
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27	1,620	1,624,115
Salt River Project Agricultural Improvement & Power District
Series 2016A
5.00%, 1/01/34	5,000	5,850,150
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/23	3,685	4,228,869

		25,670,935

California - 14.3%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	10,550	11,710,183
Anaheim Housing & Public Improvements Authority (Anaheim Electric Utility Fund)
Series 2016A
5.00%, 10/01/41	3,100	3,424,725
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31	5,560	6,406,844

	Principal Amount (000)	U.S. $ Value
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	$1,510	$1,658,010
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/45	4,000	4,392,320
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45 (a)	11,000	11,453,410
California Statewide Communities Development Authority
Series 2008
6.25%, 8/15/28 (Pre-refunded/ETM)	1,715	1,847,398
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	80	85,050
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	9,310	10,705,662
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,088,585
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,910	2,055,370
Los Angeles Department of Water & Power PWR
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	18,330,506
Los Angeles Department of Water & Power WTR
Series 2013A
5.00%, 7/01/31	9,115	10,541,315
Series 2013B
5.00%, 7/01/32	1,900	2,215,039
Manteca Unified School District (Manteca Unified School District CFD No 89-1)
NATL Series 2001
Zero Coupon, 9/01/31	11,910	6,470,703
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,103,470
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	17,205	18,860,293
Series 2014A
5.00%, 8/01/34	5,790	6,484,800
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/32-10/01/35	14,215	16,487,106
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/25 (Pre-refunded/ETM)	3,000	3,145,650

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	$2,800	$3,062,752
State of California
Series 2007
5.00%, 11/01/32 (Pre-refunded/ETM)	6,160	6,335,190
5.00%, 11/01/32	3,840	3,936,768
Series 2013
5.00%, 11/01/29	8,000	9,251,840
University of California
Series 2013A
5.00%, 5/15/30	3,200	3,726,624

		173,779,613

Colorado - 1.3%
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	635	636,568
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	2,900	3,111,961
5.375%, 9/01/26	3,600	3,871,728
Park Creek Metropolitan District
Series 2015A
5.00%, 12/01/34	1,300	1,391,091
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (b)(c)(d)	3,122	655,620
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	2,400	2,649,072
Sterling Ranch Community Authority Board
Series 2015A
5.50%, 12/01/35	1,500	1,455,495
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	1,950	2,019,771

		15,791,306

Connecticut - 1.2%
State of Connecticut
Series 2015F
5.00%, 11/15/30-11/15/32	7,000	7,892,515
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/29	6,445	7,302,314

		15,194,829

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/46	550	570,625

	Principal Amount (000)	U.S. $ Value
District of Columbia - 2.2%
District of Columbia (Catholic University of America (The))
Series 2010
5.00%, 10/01/34	$700	$736,477
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	10,651,872
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/36	7,000	8,009,400
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	2,300	2,580,623
Washington Convention & Sports Authority (Washington Convention & Sports Authority Ded Tax)
AMBAC Series 2007A
5.00%, 10/01/23	5,000	5,017,550

		26,995,922

Florida - 4.0%
Bexley Community Development District
Series 2016
4.70%, 5/01/36	1,750	1,591,135
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,500	1,622,355
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (a)	1,000	1,044,380
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,700	1,876,732
Series 2015A
5.00%, 10/01/38	4,300	4,684,420
County of Miami-Dade FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,635,606
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.)
Series 2016
5.00%, 4/01/32	1,125	1,246,016
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2016
5.00%, 6/01/36	2,190	2,368,266
Hollywood Community Redevelopment Agency
XLCA Series 2007
5.00%, 3/01/24 (Pre-refunded/ETM)	5,000	5,000,000
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45	125	117,356

	Principal Amount (000)	U.S. $ Value
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
6.625%, 5/01/32 (b)(c)(d)	$1,915	$1,814,156
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 7/01/31	3,750	4,213,688
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	250	250,965
6.05%, 11/01/39	750	752,783
Orange County School Board COP
Series 2016C
5.00%, 8/01/34	5,000	5,643,850
South Florida Water Management District COP
Series 2016
5.00%, 10/01/33	5,000	5,674,550

		48,536,258

Guam - 0.0%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	515	544,257

Hawaii - 2.9%
State of Hawaii
Series 2015E
4.00%, 10/01/34	2,510	2,623,075
Series 2016F
4.00%, 10/01/31-10/01/36	31,280	32,812,860

		35,435,935

Illinois - 7.1%
Chicago Board of Education
AGM Series 2007B
5.00%, 12/01/24	10,000	10,116,100
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	1,795	1,816,414
City of Chicago IL (Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/32	1,404	1,411,273
City of Chicago IL (City of Chicago IL Sales Tax)
AGM Series 2005
5.00%, 1/01/25	6,905	6,925,439
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,216,128
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46 (e)	2,050	1,329,364

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	$750	$735,855
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/35	3,500	3,808,490
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.44%, 5/15/55	3,345	3,125,334
Series 2016C
2.00%, 5/15/55 (b)(c)(d)	590	25,080
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/32	5,000	5,146,050
Illinois Sports Facilities Authority (The)
AMBAC Series 2001
5.50%, 6/15/30	4,960	5,089,803
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34-1/01/35	4,250	4,584,879
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	21,500	22,378,490
State of Illinois
Series 2012
5.00%, 3/01/31	2,000	2,014,920
Series 2014
5.00%, 4/01/30-5/01/35	3,680	3,718,693
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (e)	3,350	2,132,376
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	923	938,829
5.00%, 3/01/36	2,323	2,341,259
Series 2015B
6.00%, 3/01/36	773	803,804

		86,658,580

Indiana - 2.3%
Indiana Finance Authority (CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	13,944,987
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.00%, 9/01/46	3,750	3,806,175
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,930	2,019,282

	Principal Amount (000)	U.S. $ Value
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	$6,840	$7,679,747

		27,450,191

Iowa - 0.5%
Xenia Rural Water District
Series 2016
5.00%, 12/01/31-12/01/36	5,375	5,839,027

Kentucky - 0.6%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40	1,300	1,353,196
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30-10/01/33	5,000	5,563,775

		6,916,971

Louisiana - 2.1%
City of New Orleans LA
AGC Series 2007A
5.00%, 12/01/18 (Pre-refunded/ETM)	2,025	2,088,281
5.00%, 12/01/19 (Pre-refunded/ETM)	2,115	2,181,094
5.00%, 12/01/22 (Pre-refunded/ETM)	1,060	1,093,125
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease)
Series 2007
5.25%, 9/15/17	320	324,819
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2009A
5.00%, 4/01/26 (Pre-refunded/ETM)	715	773,044
Louisiana Local Government Environmental Facilities & Community Development Auth (East Baton Rouge Sewerage Commission)
Series 2014
5.00%, 2/01/44	12,000	12,966,120
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/32-5/15/34	5,500	6,082,797

		25,509,280

Maine - 0.8%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/33-7/01/34	9,310	10,230,185

	Principal Amount (000)	U.S. $ Value
Maryland - 0.1%
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40	$885	$916,524

Massachusetts - 2.3%
Commonwealth of Massachusetts
NATL Series 2000G
0.855%, 12/01/30 (f)	3,100	2,861,229
Massachusetts Development Finance Agency (Boston University)
Series 2016B
5.00%, 10/01/46	2,000	2,223,360
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group)
Series 2016N
5.00%, 12/01/33	2,000	2,277,680
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/40	2,000	2,150,240
5.50%, 1/01/30	4,750	5,115,607
Massachusetts Development Finance Agency (President & Fellows of Harvard College)
Series 2016A
5.00%, 7/15/34	5,700	6,706,164
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/31-7/01/36	4,085	4,421,982
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	2,245	2,379,655

		28,135,917

Michigan - 4.0%
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,674,096
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
Series 2014D4
5.00%, 7/01/34	11,225	12,161,053
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,194,420
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/33	2,485	2,680,644

	Principal Amount (000)	U.S. $ Value
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	$7,750	$8,699,918
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	6,240	6,273,446
Series 2016
9.00%, 12/01/25 (a)(g)(h)	1,415	1,147,593
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30 (e)	2,000	1,635,000
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM)	2,480	2,730,282
5.00%, 11/15/29	2,735	2,966,846

		49,163,298

Minnesota - 1.0%
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2007
5.00%, 5/01/22	1,350	1,356,601
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/40	3,000	3,462,420
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/40	1,000	1,060,730
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 20158
5.00%, 12/01/30	1,000	1,151,120
University of Minnesota
Series 2014B
4.00%, 1/01/31-1/01/34	4,500	4,754,775

		11,785,646

Mississippi - 1.4%
Mississippi Development Bank
Series 2010D
5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	17,002,800

Missouri - 1.7%
City of Kansas City MO
Series 2008C
5.00%, 4/01/28 (Pre-refunded/ETM)	14,000	14,617,260
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,880	1,960,896
Joplin Industrial Development Authority (Freeman Health System)
Series 2015
5.00%, 2/15/35	1,485	1,624,219

	Principal Amount (000)	U.S. $ Value
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (a)	$2,725	$2,617,254

		20,819,629

Nebraska - 0.3%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	2,775	3,161,724

Nevada - 1.1%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,880,648
State of Nevada
NATL Series 2007B
5.00%, 12/01/25 (Pre-refunded/ETM)	5,800	5,981,250

		12,861,898

New Jersey - 5.0%
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/33-5/01/34	7,935	9,087,512
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/25	2,055	2,264,055
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2016B
5.50%, 6/15/30	5,840	6,240,390
Series 2017B
5.00%, 11/01/20	5,000	5,301,300
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2016A
5.00%, 7/01/33-7/01/34	3,520	3,903,785
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	2,175	2,326,489
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/33	4,750	5,304,372
Series 2015E
5.00%, 1/01/33	11,000	12,385,340
Series 2016A
5.00%, 1/01/33	8,500	9,626,250
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,692,799

		61,132,292

	Principal Amount (000)	U.S. $ Value
New York - 11.3%
City of New York NY
Series 2008B-1
5.25%, 9/01/23	$5,000	$5,312,100
Series 2012G
5.00%, 4/01/29	9,550	10,946,592
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	1,942,349
Series 2013B
5.00%, 11/15/32	5,000	5,655,350
Series 2013E
5.00%, 11/15/32	5,000	5,697,050
Series 2016D
5.00%, 11/15/31	5,000	5,776,800
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/35	4,000	4,533,720
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	15,015	17,396,829
Series 2014B-1
5.00%, 8/01/32	4,000	4,588,080
Series 2014D-1
5.00%, 2/01/34	5,000	5,666,550
Series 2016B
5.00%, 8/01/32	10,000	11,637,900
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,775	3,135,944
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (b)(c)(d)	1,188	12
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	705	813,549
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,255	4,825,766
Series 2015E
5.00%, 3/15/34	11,000	12,636,470
5.25%, 3/15/33	2,000	2,351,360
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.138%, 1/01/39 (f)	3,700	3,334,740
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.949%, 3/01/27 (f)	5,370	5,084,375

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2016A
5.00%, 1/01/34	$2,070	$2,332,434
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	5,000	5,553,900
Port Authority of New York & New Jersey
Series 2014
5.00%, 9/01/30-9/01/31	13,750	15,637,425
Series 20161
5.00%, 11/15/35	2,255	2,597,174

		137,456,469

North Carolina - 0.7%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22 (Pre-refunded/ETM)	920	969,404
North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. (The))
Series 2016A
5.00%, 10/01/30-10/01/35	2,000	2,161,830
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/30	5,000	5,725,250

		8,856,484

Ohio - 3.5%
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	2,345	2,691,005
Series 2014
5.00%, 12/01/33	4,250	4,861,150
City of Cleveland OH
Series 2008
5.25%, 5/15/24 (Pre-refunded/ETM)	5,500	5,785,505
Columbus City School District
Series 2016A
5.00%, 12/01/30-12/01/31	9,000	10,558,070
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	3,855	4,441,654
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,260,280
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	1,985	1,804,365
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	950	863,388

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	$1,090	$990,625
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	6,730	7,941,131

		42,197,173

Oklahoma - 0.1%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/35	1,000	1,093,190

Oregon - 0.3%
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/27	3,000	3,393,180

Pennsylvania - 4.0%
Bensalem Township School District
Series 2013
5.00%, 6/01/30	5,000	5,811,650
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	4,715	5,344,547
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45	5,375	5,474,867
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	5,060	5,447,597
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM)	3,940	4,180,261
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2016A
5.00%, 12/01/32	2,220	2,556,175
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	3,100	3,166,309
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (b)(c)(d)	1,030	10,300

	Principal Amount (000)	U.S. $ Value
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	$6,925	$7,637,929
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/30-4/01/31	6,500	6,876,820
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/31	1,685	1,927,286

		48,433,741

Puerto Rico - 0.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	1,065	1,116,163

Rhode Island - 0.2%
Rhode Island Commerce Corp. (Providence Place Group LP)
AGC Series 2000
6.125%, 7/01/20	2,665	2,724,936

South Dakota - 0.3%
South Dakota State Building Authority (South Dakota State Building Authority Lease)
Series 2014A
5.00%, 6/01/34	2,725	3,060,393

Tennessee - 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/35	4,325	4,779,255

Texas - 12.5%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28 (Pre-refunded/ETM)	1,290	1,390,169
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/33	1,410	1,594,428
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.375%, 8/15/36	615	564,656
Bexar County Health Facilities Development Corp.
Series 2007
5.00%, 7/01/27 (Pre-refunded/ETM)	60	60,835
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	305	306,022
Camino Real Regional Mobility Authority
Series 2008
5.00%, 2/15/21	895	897,775

	Principal Amount (000)	U.S. $ Value
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/32-1/01/34	$4,250	$4,570,984
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/34	10,000	10,900,700
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	1,000	1,160,210
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/31	2,500	2,808,375
City of Houston TX Airport System Revenue
AGM Series 2000P
1.44%, 7/01/30 (f)	1,750	1,625,874
XLCA Series 2002D
1.561%, 7/01/32 (f)	2,000	1,857,874
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/30	4,650	4,856,506
City of Houston TX Combined Utility System Revenue
Series 2016B
5.00%, 11/15/36	7,000	7,993,090
City of San Antonio TX Electric & Gas Systems Revenue
Series 2008
5.00%, 2/01/26 (Pre-refunded/ETM)	6,830	7,086,671
Series 2009A
5.25%, 2/01/24 (Pre-refunded/ETM)	3,260	3,517,051
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2015
5.00%, 8/15/35-8/15/39	5,905	6,647,066
Series 2016A
5.00%, 8/15/38	1,855	2,097,931
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28	13,680	15,045,264
El Paso County Hospital District
AGC Series 2008A
5.00%, 8/15/23	5,000	5,291,800
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (a)	2,790	2,929,667
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	3,330	3,562,667
North Texas Health Facilities Development Corp. (United Regional Health Care System, Inc.)
AGM Series 2007
5.00%, 9/01/24	1,000	1,017,230
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34-1/01/35	15,585	17,380,688
Series 2015B

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/34	$1,700	$1,901,586
Series 2016A
5.00%, 1/01/36	1,000	1,121,900
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.00%, 9/01/30	7,500	8,566,575
Tarrant County Cultural Education Facilities Finance Corp.
Series 2010
8.125%, 11/15/44 (Pre-refunded/ETM)	2,150	2,670,386
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	2,210	2,242,178
Series 2015I
5.50%, 11/15/45	1,670	1,721,069
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
5.00%, 11/15/45	6,685	6,773,977
Series 2015B
5.00%, 11/15/36	1,850	1,897,101
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,132,400
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	9,040	10,323,499
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	2,280	2,575,944
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/32-8/15/34	3,330	3,692,850
Tyler Health Facilities Development Corp.
Series 2007
5.25%, 7/01/26 (Pre-refunded/ETM)	1,750	1,775,778

		152,558,776

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	750	791,955

	Principal Amount (000)	U.S. $ Value
Vermont - 0.9%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	$10,000	$10,976,600

Virginia - 0.4%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)	1,415	1,450,050
Stafford County Economic Development Authority (Mary Washington Healthcare Obligated Group)
Series 2016
4.00%, 6/15/37	1,200	1,159,428
5.00%, 6/15/34	2,500	2,712,325

		5,321,803

Washington - 1.6%
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/23 (Pre-refunded/ETM)	6,155	6,803,306
5.00%, 1/01/23	6,480	7,120,677
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	615	664,594
5.25%, 6/01/26	4,000	4,347,360

		18,935,937

West Virginia - 0.6%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	2,370	2,250,007
West Virginia Economic Development Authority (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,489,300

		7,739,307

Wisconsin - 1.3%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	2,465	2,753,726
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM)	2,300	2,694,772
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	3,395	3,699,599
Series 2016B
5.00%, 12/01/25	1,795	1,962,258

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.50%, 3/01/45 (a)	$3,465	$3,548,195
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,000	1,028,080

		15,686,630

Total Municipal Obligations (cost $1,173,795,005)		1,202,394,225

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (i)(j) (cost $2,210,385)	2,210,385	2,210,385

Total Investments - 99.0% (cost $1,176,005,390) (k)		1,204,604,610
Other assets less liabilities - 1.0%		11,702,673

Net Assets - 100.0%		$1,216,307,283

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $33,217,721 or 2.7% of net assets.
(b)	Defaulted.
(c)	Non-income producing security.
(d)	Illiquid security.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8%, 02/15/2046	8/20/10	$2,027,596	$1,329,364	0.11%
Plymouth Educational Center Charter School
Series 2005
5%, 11/01/2030	11/30/05	2,000,000	1,635,000	0.13%
Village of Matteson IL
Series 2010
8%, 12/01/2029	4/16/10	3,350,000	2,132,376	0.18%

(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of these securities amounted to $14,764,092 or 1.21% of net assets.
(g)	When-Issued or delayed delivery security.
(h)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,844,623 and gross unrealized depreciation of investments was $(18,245,403), resulting in net unrealized appreciation of $28,599,220.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.6% and 1.8%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,135,230,274		$67,163,951		$1,202,394,225
Short-Term Investments		2,210,385		– 0	–	– 0	–	2,210,385
Total Investments in Securities		2,210,385		1,135,230,274		67,163,951		1,204,604,610
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$2,210,385		$1,135,230,274		$67,163,951		$1,204,604,610

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$72,858,142		$72,858,142
Accrued discounts/(premiums)	153,751		153,751
Realized gain (loss)	945,647		945,647
Change in unrealized appreciation/depreciation	(2,628,687)		(2,628,687)
Purchases	9,001,587		9,001,587
Sales	(13,166,489)		(13,166,489)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/17	$67,163,951		$67,163,951

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$(1,527,321)		$(1,527,321)

As of February 28, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$64,142	$205,812	$267,744	$2,210	$84

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 102.3%
Long-Term Municipal Bonds - 102.3%
Alabama - 1.3%
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
4.75%, 1/01/25	$530	$530,731
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	23,365	26,633,530
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
6.25%, 2/01/23	1,000	1,040,580
7.00%, 2/01/36	3,130	3,297,424

		31,502,265

Alaska - 0.2%
City of Koyukuk AK
Series 2011
7.75%, 10/01/41 (Pre-refunded/ETM)	4,550	5,295,335

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
Series 2015A
6.625%, 9/01/35	5,000	4,660,350

Arizona - 1.4%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	2,590	2,592,564
5.20%, 10/01/37	6,855	6,727,360
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.25%, 11/15/46-11/15/51	1,950	1,794,796
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36	4,400	3,935,404
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2012
6.30%, 7/01/42	1,000	1,077,730
Series 2014
5.00%, 7/01/44	10,690	11,261,167
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/47	1,375	1,440,697
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	2,400	2,654,400

	Principal Amount (000)	U.S. $ Value
Tempe Industrial Development Authority (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46	$3,000	$3,122,970

		34,607,088

California - 7.6%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	2,400	2,631,648
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	5,000	5,549,850
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM)	2,870	3,450,486
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)	1,000	1,085,790
6.875%, 1/01/42 (a)	3,500	3,774,960
Series 2014
5.00%, 1/01/35	1,050	998,760
5.25%, 1/01/45	3,025	2,839,931
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,675	1,707,227
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	3,800	4,203,218
7.25%, 6/01/43	6,565	7,288,200
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	3,340	3,563,479
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (b)(c)(d)	3,795	566,935
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	16,720	17,335,463
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/52 (a)	2,045	1,854,099
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2016A
5.00%, 7/01/46-7/01/51 (a)	5,250	5,186,703

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Kipp LA)
Series 2014A
5.125%, 7/01/44	$2,850	$2,945,361
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34	1,000	1,033,290
6.75%, 8/01/44	6,180	6,500,495
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (b)(c)(d)	8,995	4,497,500
California Statewide Communities Development Authority (Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	2,000	2,211,840
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	3,470	3,663,557
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (a)	3,300	3,302,409
California Statewide Communities Development Authority (John Muir Health)
Series 2016A
5.00%, 8/15/41	1,000	1,095,340
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	4,000	4,617,160
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,679,492
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/32	1,000	1,065,560
6.00%, 10/01/47	1,000	1,070,680
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	4,500	5,182,515
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (e)	9,000	10,515,510

	Principal Amount (000)	U.S. $ Value
Los Angeles County Public Works Financing Authority (Los Angeles County Public Works Financing Authority Lease)
Series 2016D
5.00%, 12/01/45	$6,150	$6,948,208
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp of Los Angeles Lease)
Series 2016B
4.00%, 11/01/34	6,000	6,139,980
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/33-11/01/36	8,750	8,922,889
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No. 1)
Series 2010
6.00%, 3/01/36	450	507,384
Oakland Unified School District/Alameda County
Series 2012A
5.50%, 8/01/32	1,500	1,761,225
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
NATL Series 2016C
5.00%, 8/01/41	2,750	3,082,943
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	5,600	6,001,856
Series 2014B
5.25%, 1/15/44	4,000	4,240,200
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36	3,600	3,599,856
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
6.00%, 9/01/30	1,235	1,391,573
University of California
Series 2013A
5.00%, 5/15/32 (e)	10,000	11,601,600
University of California CA Revenues
5.00%, 5/15/33 (e)	9,000	10,401,930
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42	5,900	6,361,557

		185,378,659

Colorado - 1.4%
Castle Oaks Metropolitan District No. 3
Series 2015
6.25%, 12/01/44	1,000	1,054,340

	Principal Amount (000)	U.S. $ Value
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/43	$1,250	$1,274,987
Colorado Educational & Cultural Facilities Authority (STEM School Academy)
Series 2014
5.00%, 11/01/44	890	888,612
5.125%, 11/01/49	765	761,940
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,795	6,094,080
Colorado Health Facilities Authority (Christian Living Communities)
Series 2016
5.00%, 1/01/31	2,975	3,060,353
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,690	2,762,146
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.125%, 12/01/45 (a)	1,750	1,818,792
6.25%, 12/01/50 (a)	1,000	1,040,850
Copperleaf Metropolitan District No. 2
Series 2015
5.75%, 12/01/45	1,000	1,022,300
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	600	643,854
Fitzsimons Village Metropolitan District No. 1
Series 2010A
7.50%, 3/01/40	1,346	1,418,792
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/40 (a)	1,000	1,029,070
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	5,810	6,412,962
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45	1,610	1,555,002
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39	2,550	2,641,239

		33,479,319

Connecticut - 0.4%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (e)	7,850	8,917,129

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	575	593,481

	Principal Amount (000)	U.S. $ Value
District of Columbia - 0.6%
District of Columbia (American Society of Hematology, Inc. (The))
Series 2009
5.00%, 7/01/36	$3,000	$3,299,490
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	1,850	2,020,496
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	2,660	2,701,629
Series 2016A
5.00%, 6/01/41-6/01/46	3,705	3,768,241
District of Columbia (KIPP DC)
Series 2013
6.00%, 7/01/48	2,900	3,292,312

		15,082,168

Florida - 4.9%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	5,000	5,794,050
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	3,150	3,402,977
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/42-10/01/46	4,065	4,764,857
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,000	4,269,400
Bexley Community Development District
Series 2016
4.875%, 5/01/47	2,090	1,837,444
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
6.00%, 7/01/50 (a)	1,200	1,255,044
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41 (b)	14,970	13,492,311
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,600,770

	Principal Amount (000)	U.S. $ Value
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/44	$6,830	$7,134,345
Collier County Health Facilities Authority (The Moorings)
Series 2015A
5.00%, 5/01/45	4,325	4,663,994
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	7,900	8,997,468
Series 2015A
6.50%, 5/15/49 (a)	1,000	1,000,500
Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group)
Series 2016A
6.375%, 6/01/46 (a)	3,500	3,380,545
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/45 (a)	4,200	4,194,246
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.)
Series 2012
5.50%, 11/15/32-11/15/42	9,050	9,728,879
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	6,710	6,868,826
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	4,365	4,726,247
Series 2014
5.00%, 11/15/39-11/15/44	14,850	15,509,583
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40 (Pre-refunded/ETM)	1,035	1,294,195
St Johns County Industrial Development Authority
Series 2010A
5.875%, 8/01/40 (Pre-refunded/ETM)	4,000	4,610,040
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
6.00%, 4/01/42	9,050	10,460,895

		118,986,616

Georgia - 0.2%
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	5,000	5,302,250

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	910	961,697

	Principal Amount (000)	U.S. $ Value
Territory of Guam
Series 2009A
7.00%, 11/15/39 (Pre-refunded/ETM)	$1,000	$1,153,320

		2,115,017

Idaho - 0.2%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	4,000	4,481,000

Illinois - 13.1%
Chicago Board of Education
Series 2011A
5.25%, 12/01/41	5,000	4,042,050
Series 2012A
5.00%, 12/01/42	8,580	6,908,015
Series 2015C
5.25%, 12/01/35-12/01/39	15,500	12,706,161
Chicago O’Hare International Airport
Series 2017D
5.25%, 1/01/32-1/01/36	10,170	11,764,750
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.75%, 1/01/43	2,055	2,310,560
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/31	5,000	5,436,150
Series 2014
5.25%, 12/01/49	8,000	8,670,960
City of Chicago IL
Series 2003B
5.00%, 1/01/18	1,000	1,008,250
Series 2008A
5.00%, 1/01/18-1/01/19	4,955	5,060,405
Series 2010A
4.00%, 12/01/18	595	594,078
5.00%, 1/01/18-1/01/19	2,240	2,262,914
Series 20152
5.00%, 1/01/18	1,150	1,159,488
Series 2015A
5.00%, 1/01/19	600	609,276
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	1,195	1,209,256
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (f)	7,950	6,695,251
City of Chicago IL (Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	792	792,633

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority
Series 2010A
6.00%, 8/15/38-5/15/39 (Pre-refunded/ETM)	$7,075	$8,091,553
Series 2010B
6.00%, 5/01/34 (Pre-refunded/ETM)	2,025	2,318,098
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	6,400	6,919,040
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (b)	3,950	2,561,535
8.25%, 2/15/46 (b)	1,950	1,264,516
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	7,675	7,339,369
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,358,045
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.625%, 5/15/42	7,525	7,678,736
5.75%, 5/15/46	4,740	4,801,051
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/40-12/01/46	16,000	16,922,580
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2010A
6.00%, 5/15/39	2,070	2,197,740
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.33%, 5/15/48	4,344	4,093,879
6.44%, 5/15/55	8,560	7,997,997
Series 2016C
2.00%, 5/15/55 (c)(d)(f)	2,277	96,750
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	7,500	8,320,800
Series 2015
5.25%, 5/15/50	2,300	2,327,324
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/32-2/15/36	12,535	12,768,715
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/44	4,500	4,669,425
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/36-1/01/40	22,300	24,679,706
Series 2016A
5.00%, 12/01/32	7,735	8,740,859

	Principal Amount (000)	U.S. $ Value
State of Illinois
Series 2014
5.00%, 5/01/29-4/01/38	$39,355	$39,475,018
Series 2016
5.00%, 2/01/27-11/01/35	37,125	38,299,005
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33	10,661	9,978,270
Series 2016B
7.00%, 3/01/33	4,555	4,308,438
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (b)	5,000	3,182,650
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25	3,551	3,611,900
5.00%, 3/01/36	8,969	9,039,496
Series 2015B
6.00%, 3/01/36	2,983	3,101,873

		317,374,565

Indiana - 2.4%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana Inc (The))
Series 2010
5.50%, 8/15/40-8/15/45	8,010	8,480,135
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.00%, 9/01/46	7,000	7,104,860
5.25%, 9/01/34-9/01/40	7,500	7,691,670
Indiana Finance Authority (Marquette Manor LLC)
Series 2012
4.75%, 3/01/32	5,535	5,493,930
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/39	2,675	2,751,291
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44-7/01/48	22,595	23,624,170
Town of Chesterton IN (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)	2,000	1,979,260

		57,125,316

Iowa - 0.2%
Xenia Rural Water District
Series 2016
5.00%, 12/01/41	4,000	4,283,240

	Principal Amount (000)	U.S. $ Value
Kansas - 0.1%
Wichita KS Hlth Care FACS Revenue (Kansas Masonic Home)
Series 2016I
5.375%, 12/01/46	$2,100	$2,092,083

Kentucky - 1.6%
Kentucky Economic Development Finance Authority (Catholic Health Initiatives)
Series 2013
5.375%, 1/01/40	3,250	3,438,500
Kentucky Economic Development Finance Authority (Masonic Home Independent Living II, Inc.)
Series 2016A
5.00%, 5/15/46-5/15/51	8,000	7,391,770
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	7,765	7,209,026
5.50%, 11/15/45	2,350	2,205,076
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 1/01/45	2,475	2,567,515
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.)
Series 2010A
6.00%, 6/01/30	6,210	6,717,543
6.375%, 6/01/40	2,900	3,133,073
6.50%, 3/01/45	3,725	4,036,112
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.75%, 11/15/50	2,650	2,630,231

		39,328,846

Louisiana - 1.8%
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 7/01/41	5,775	6,091,585
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45	7,625	7,850,776
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,321,500
5.875%, 10/01/40	4,200	4,617,102
6.00%, 10/01/44	1,740	1,917,654

	Principal Amount (000)	U.S. $ Value
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (b)(d)	$7,250	$2,537,500
Series 2014A
8.375%, 7/01/39 (b)(d)	17,000	5,950,000
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	7,105	7,607,395
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/37	4,600	4,622,770

		42,516,282

Maine - 1.0%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (a)	7,270	7,264,838
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
6.75%, 7/01/36-7/01/41	8,440	9,125,784
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/39	8,100	8,840,664

		25,231,286

Maryland - 0.5%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The))
Series 2014A
6.00%, 7/01/34	1,500	1,572,225
6.125%, 7/01/39	750	783,405
6.25%, 7/01/44	2,000	2,091,740
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40	1,000	1,035,620
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/40-7/01/45	5,275	5,650,308

		11,133,298

Massachusetts - 2.4%
Commonwealth of Massachusetts
Series 2016A
5.00%, 3/01/46	5,000	5,586,600
NATL Series 2000D
0.84%, 12/01/30 (g)	1,550	1,430,498

	Principal Amount (000)	U.S. $ Value
NATL Series 2000E
0.84%, 12/01/30 (g)	$5,400	$4,983,655
NATL Series 2000F
0.84%, 12/01/30 (g)	11,275	10,405,675
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group)
Series 2016N
5.00%, 12/01/34-12/01/41	4,000	4,478,500
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/35-10/01/43	8,000	8,555,000
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,231,600
Series 2014
5.125%, 7/01/44	1,000	1,027,830
Massachusetts Development Finance Agency (North Hill Communities Inc Obligated Group)
Series 2013A
6.25%, 11/15/33 (a)	2,000	2,089,740
6.50%, 11/15/43 (a)	3,750	3,910,500
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012B
5.00%, 8/15/30 (e)	10,000	11,425,000

		59,124,598

Michigan - 5.3%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.25%, 7/01/39	11,115	12,274,072
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System)
Series 2011C
5.00%, 7/01/41	1,425	1,501,879
5.25%, 7/01/27	5,000	5,554,000
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,323,941
Great Lakes Water Authority (Great Lakes Water Authority Water Supply System)
Series 2016B
5.00%, 7/01/46	10,000	10,804,000
Series 2016D
5.00%, 7/01/36	8,500	9,273,415

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
Series 2014C-1
5.00%, 7/01/44	$11,970	$12,638,525
Series 2014C-2
5.00%, 7/01/44	2,000	2,082,340
Series 2014C-6
5.00%, 7/01/33	2,750	2,990,378
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
Series 2014D-4
5.00%, 7/01/29-7/01/30	2,400	2,651,212
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/39	13,580	14,469,897
Michigan Strategic Fund (Canterbury Health Care Inc Obligated Group)
Series 2016
5.00%, 7/01/46-7/01/51 (a)	3,785	3,278,565
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	10,490	10,546,226
Series 2014
9.00%, 12/01/25	6,320	6,754,942
Series 2016
9.00%, 12/01/25 (a)(h)(i)	2,890	2,343,848
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	1,750	1,774,483
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	23,470	22,085,035
Waterford Township Economic Development Corp (Canterbury Health Care Inc Obligated Group)
Series 2016A
5.00%, 7/01/46-7/01/51 (a)	4,940	4,270,339

		129,617,097

Minnesota - 0.2%
City of St Louis Park MN
Series 2009
5.75%, 7/01/39 (Pre-refunded/ETM)	3,000	3,324,810
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/44	1,000	1,055,500

		4,380,310

Mississippi - 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36	6,400	6,828,480

	Principal Amount (000)	U.S. $ Value
Missouri - 1.2%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	$1,520	$1,585,406
Series 2011
6.00%, 2/01/41	1,750	1,891,277
Kansas City Industrial Development Authority (Kansas City Industrial Development Authority Sales Tax)
Series 2016A
5.00%, 4/01/36-4/01/46 (a)	2,150	1,931,521
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/51 (a)	8,000	7,534,160
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36-8/15/51	10,000	9,810,265
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)
NATL Series 1998A
1.50%, 9/01/33 (g)	8,000	7,105,640

		29,858,269

Nebraska - 1.0%
Central Plains Energy Project (Goldman Sachs Group Inc (The))
Series 2012
5.00%, 9/01/32-9/01/42	17,050	18,180,543
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.25%, 9/01/37	1,500	1,623,945
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/44	4,015	4,222,736

		24,027,224

Nevada - 0.1%
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/45	3,000	3,249,930

New Hampshire - 0.4%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	4,585	4,968,352

	Principal Amount (000)	U.S. $ Value
Series 2016
5.00%, 1/01/41-1/01/46	$5,460	$5,872,810

		10,841,162

New Jersey - 7.1%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	2,500	2,723,375
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/40	3,500	3,525,235
Series 2015W
5.25%, 6/15/40	5,000	5,131,300
Series 2017B
5.00%, 11/01/26	10,000	10,491,600
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	9,780	10,449,245
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	7,783,210
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
4.875%, 9/15/19	965	1,001,332
5.25%, 9/15/29	4,140	4,407,196
Series 2000B
5.625%, 11/15/30	4,525	4,875,235
New Jersey Health Care Facilities Financing Authority
Series 2008
6.625%, 7/01/38 (Pre-refunded/ETM)	1,500	1,611,615
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	5,240	5,643,428
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center)
Series 2007A
5.25%, 7/01/30	2,000	2,011,920
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	22,140	23,714,591
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/36	5,000	5,018,350
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/30	9,360	10,540,203

	Principal Amount (000)	U.S. $ Value
Series 2015E
5.00%, 1/01/45	$18,000	$19,911,780
South Jersey Transportation Authority LLC
Series 2014A
5.00%, 11/01/39	7,765	8,188,736
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	45,910	43,978,107

		171,006,458

New Mexico - 0.7%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	8,155	8,671,864
New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group)
Series 2012A
5.00%, 8/01/42	7,000	7,585,130

		16,256,994

New York - 10.5%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/39	6,950	6,443,067
5.50%, 11/01/44	2,875	2,764,284
City of New York
Series 2016B
5.00%, 12/01/32	5,000	5,798,050
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,108,829
5.625%, 6/15/34	1,235	1,340,049
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2015
12.00%, 1/01/22 (b)	5,000	4,973,000
Metropolitan Transportation Authority
Series 2015A
5.00%, 11/15/45	4,830	5,338,696
Series 2016A
5.00%, 11/15/32	1,295	1,477,219
Series 2016C
5.00%, 11/15/36	3,705	4,178,091
AGM Series 2016B
5.00%, 11/15/33-11/15/35	20,220	22,942,061
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (e)	10,740	12,318,458
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
5.875%, 1/01/23	1,121	1,135,187
6.50%, 1/01/32	1,399	1,406,975
6.70%, 1/01/49	5,999	5,905,913

	Principal Amount (000)	U.S. $ Value
Series 2014B
5.50%, 7/01/20	$569	$574,902
Series 2014C
2.00%, 1/01/49 (c)(d)(f)	1,933	328,612
New York City Municipal Water Finance Authority
Series 2013D
5.00%, 6/15/34 (e)	10,000	11,407,500
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (e)	18,640	21,477,718
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	1,900	2,047,725
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (e)	9,500	10,959,010
New York NY Transitional Fin Auth
Series 2011D-1
5.00%, 2/01/26 (e)	10,000	11,353,100
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The))
NATL Series 1997A-1
1.138%, 12/01/20 (g)	2,000	1,926,476
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.138%, 1/01/39 (g)	11,025	9,936,623
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	22,110	23,429,083
5.25%, 1/01/50	8,000	8,488,400
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM)	3,765	4,416,157
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	6,375	6,087,551
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/33	5,000	5,584,950
Port Authority of New York & New Jersey (Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/42	2,285	2,572,133
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (e)	11,175	12,941,631
Series 2017B
5.00%, 11/15/36-11/15/37	15,500	17,881,415
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
7.50%, 9/15/44 (a)(i)	2,025	1,783,964

	Principal Amount (000)	U.S. $ Value
Series 2014B
7.00%, 9/15/44 (a)	$2,350	$2,399,444
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27-9/15/37	10,380	10,306,710
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	10,000	10,508,500

		253,541,483

North Carolina - 0.1%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	1,625	1,637,171

North Dakota - 0.2%
County of Burleigh ND
Series 2014A
5.00%, 7/01/35 (Pre-refunded/ETM)	4,120	4,718,265

Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	44,080	42,303,135
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	11,835	11,740,320
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,000	1,020,690
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	5,265	5,295,958
7.125%, 1/15/50	1,560	1,571,451
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	12,525	11,385,225
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	2,730	2,481,106
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,510	1,372,333
State of Ohio (Portsmouth Gateway Group LLC)
Series 2015
5.00%, 6/30/53	11,000	11,385,440

	Principal Amount (000)	U.S. $ Value
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)	$1,000	$989,630

		89,545,288

Oklahoma - 0.3%
Oklahoma Development Finance Authority (Inverness Village an Oklahoma not for Profit Corp.)
Series 2012
5.75%, 1/01/27	2,930	3,053,588
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	3,875	4,039,726

		7,093,314

Oregon - 0.9%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/44	2,750	2,923,663
5.50%, 10/01/49	5,650	6,024,086
Oregon St Dept of Transportation
Series 2013A
5.00%, 11/15/29-11/15/30 (e)	10,000	11,772,650

		20,720,399

Pennsylvania - 4.5%
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
Series 2016A
5.00%, 11/15/46	1,250	1,351,513
Commonwealth of Pennsylvania
Series 2011
5.00%, 11/15/29 (e)	10,000	11,339,100
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46-6/01/51	6,390	6,350,431
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	4,170	4,372,579
Series 2012
5.25%, 1/01/32-1/01/41	3,720	3,771,650
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	4,000	4,533,200

	Principal Amount (000)	U.S. $ Value
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.375%, 1/01/50	$3,000	$2,859,990
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45	18,125	18,461,762
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	3,900	4,055,688
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,226,015
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp (The))
Series 2012A
5.00%, 11/01/41	3,620	3,860,115
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	11,930	12,832,332
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	1,300	1,327,807
6.50%, 6/01/45	2,390	2,452,499
6.625%, 6/01/50	4,150	4,278,193
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (a)	12,395	12,220,054
Series 2016B
6.08%, 1/01/26 (a)	1,090	1,063,459
Series 2016C
Zero Coupon, 1/01/36 (a)	3,010	994,384
Series 2016D
Zero Coupon, 1/01/57 (a)	62,965	3,720,602
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29	5,635	6,417,363

		108,488,736

Puerto Rico - 0.5%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	11,955	11,237,700

	Principal Amount (000)	U.S. $ Value
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	$1,665	$1,452,063

		12,689,763

Rhode Island - 0.7%
Rhode Island Health & Educational Building Corp.
Series 2011
8.375%, 1/01/46 (Pre-refunded/ETM)	8,500	10,600,860
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group)
Series 2016
5.00%, 5/15/31-5/15/34	6,240	6,709,758

		17,310,618

Tennessee - 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (a)	15,000	13,765,950
Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/45	4,850	5,087,553
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	2,455	2,590,099
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center Obligated Group)
Series 2016
5.00%, 7/01/40	5,650	6,187,315
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.(The))
Series 2012
5.00%, 12/01/32	2,200	2,242,724
5.25%, 12/01/42	5,700	5,789,832
5.375%, 12/01/47	1,700	1,733,048
Series 2014
5.25%, 12/01/44-12/01/49	4,325	4,337,590

		41,734,111

Texas - 10.8%
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016A
5.00%, 12/01/46	2,175	2,256,410
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,120	1,913,618
Austin Convention Enterprises, Inc.
Series 2006B
6.00%, 1/01/20 (a)	1,195	1,197,235

	Principal Amount (000)	U.S. $ Value
Board of Managers Joint Guadalupe County-City of Seguin Hospital
Series 2015
5.00%, 12/01/40	$1,500	$1,532,940
5.25%, 12/01/35	1,200	1,270,608
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41 (Pre-refunded/ETM)	5,600	6,549,816
Series 2015A
5.00%, 1/01/35-1/01/45	26,515	28,551,739
Series 2016
5.00%, 1/01/40-1/01/46	12,990	14,042,454
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/40	4,715	5,158,163
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	12,845	13,408,382
Series 2015B
5.00%, 7/15/30-7/15/35	4,655	4,828,983
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2011
5.75%, 8/15/41	1,000	1,096,170
Series 2012
5.00%, 8/15/32-8/15/42	6,470	6,921,114
Series 2013
6.00%, 8/15/43	1,000	1,119,320
County of Harris TX (County of Harris TX Toll Road)
Series 2016A
5.00%, 8/15/41	4,000	4,523,840
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/32 (a)	2,000	2,016,600
Dallas/Fort Worth International Airport
Series 2013A
5.00%, 11/01/29	5,155	5,787,776
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	6,300	6,508,719
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (e)	9,600	11,010,912
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital)
Series 2015
5.00%, 8/15/35	1,800	1,910,718
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (a)	6,985	7,334,669

	Principal Amount (000)	U.S. $ Value
New Hope Cultural Education Facilities Finance Corp. (Carillon, Inc.)
Series 2016
5.00%, 7/01/36-7/01/46	$6,150	$5,931,960
New Hope Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2016
5.00%, 11/15/46	3,400	3,322,582
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station)
Series 2016A
5.375%, 11/15/36	500	464,665
5.50%, 11/15/46-11/15/52	2,150	1,956,048
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	3,100	3,121,297
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/40	1,000	1,024,580
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	15,170	16,229,928
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	10,423,598
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/38	5,000	5,534,650
Red River Education Finance Corp. (St Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	2,000	2,115,120
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	2,000	2,239,200
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.125%, 1/01/41	4,360	4,421,999
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (b)	5,720	2,574,000
Tarrant County Cultural Education Facilities Finance Corp (CC Young Memorial Home Obligated Group)
2017A
6.375%, 2/15/52	3,000	3,042,870
Tarrant County Cultural Education Facilities Finance Corp.
Series 2010
8.125%, 11/15/44 (Pre-refunded/ETM)	5,000	6,210,200

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	$4,000	$4,058,240
Series 2014
5.625%, 11/15/41	3,250	3,384,550
Series 2015I
5.50%, 11/15/45	1,880	1,937,490
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48	5,000	5,108,700
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,132,400
8.25%, 11/15/44	10,700	11,377,952
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	3,960	4,059,444
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	7,810	8,918,864
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	6,450	7,287,210
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	512,400
5.25%, 8/15/42	2,375	2,355,169
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	8,155	8,917,819
7.125%, 1/01/46	860	934,717
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM)	3,000	3,979,500

		262,517,338

Utah - 0.5%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	3,565	3,764,426
Utah Charter School Finance Authority
Series 2010
8.25%, 7/15/46 (Pre-refunded/ETM)	2,000	2,235,160

	Principal Amount (000)	U.S. $ Value
Utah Charter School Finance Authority (Early Light Academy, Inc.)
Series 2010
8.50%, 7/15/46	$2,000	$2,180,800
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,997,651
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology)
Series 2012
6.30%, 7/15/32	850	897,711
6.55%, 7/15/42	1,890	1,977,412

		13,053,160

Vermont - 0.1%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	3,100	3,260,549

Virginia - 4.2%
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,750	1,897,805
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	470	476,279
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	4,600	4,819,972
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2016
5.00%, 10/01/42	1,000	1,085,090
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	6,605,147
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	2,915	3,208,016
Prince William County Industrial Development Authority (Westminster at Lake Ridge)
Series 2016
5.00%, 1/01/37	3,000	3,036,990
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	40,835	37,613,527
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (e)	9,200	10,609,348

	Principal Amount (000)	U.S. $ Value
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/35-7/01/45 (a)	$4,310	$4,388,570
Series 2015B
5.00%, 7/01/45 (a)	4,000	4,052,360
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	6,240	6,674,803
5.50%, 1/01/42	17,045	18,217,696

		102,685,603

Washington - 3.4%
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/38	5,700	5,347,455
Seattle WA Mun Light & Pwr
Series 2011A
5.00%, 2/01/26 (e)	7,500	8,472,075
Washington Health Care Facilities Authority
Series 2012
5.00%, 12/01/42 (Pre-refunded/ETM)	9,390	10,917,471
Washington Health Care Facilities Authority (Catholic Health Initiatives)
Series 2013A
5.25%, 1/01/40	3,355	3,528,152
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	4,200	4,547,592
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.25%, 10/01/46	3,250	3,452,898
Washington St GO
Series 2011B
5.00%, 7/01/25 (e)	10,000	11,142,100
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)	18,350	19,001,792
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/36-1/01/46 (a)	6,625	6,633,260
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group)
Series 2012
5.00%, 1/01/48	5,315	5,365,439

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	$4,185	$4,648,824

		83,057,058

West Virginia - 0.7%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	6,340	6,019,006
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004C
1.26%, 2/15/34 (g)	1,950	1,792,327
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	7,050	7,893,109

		15,704,442

Wisconsin - 1.6%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	435	485,952
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	6,485	7,113,656
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)	4,310	3,880,638
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	5,090	5,063,736
Series 2016D
4.05%, 11/01/30	1,780	1,779,929
Wisconsin Public Finance Authority (Natgasoline LLC)
Series 2016
Zero Coupon, 6/30/21 (a)	13,750	13,868,387
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,100	1,144,253
6.00%, 11/15/49	1,500	1,579,095
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,740	1,788,859
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/38 (a)	1,725	1,728,191

		38,432,696

Total Municipal Obligations (cost $2,442,474,030)		$2,480,866,109

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (j)(k) (cost $28,095,702)	28,095,702	28,095,702

Total Investments - 103.4% (cost $2,470,569,732) (l)		2,508,961,811
Other assets less liabilities - (3.4)%		(82,907,467)

Net Assets - 100.0%		$2,426,054,344

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $213,447,727 or 8.8% of net assets.
(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/2032	12/22/11	$3,795,000	$566,935	0.02%
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 06/01/2047	9/07/12	8,995,000	4,497,500	0.19%
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 01/01/2041	7/25/11	14,902,242	13,492,311	0.56%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 02/15/2040	12/02/13	3,800,748	2,561,535	0.11%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.25%, 02/15/2046	8/20/10	1,928,689	1,264,516	0.05%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2015
12.00%, 01/01/2022	7/10/15	5,000,000	4,973,000	0.21%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
8.375%, 07/01/2039	7/31/14	17,000,000	5,950,000	0.25%
Louisiana Public Facilities Authority
(Louisiana Pellets, Inc.) Series 2013B
10.50%, 07/01/2039	11/22/13	7,250,000	2,537,500	0.10%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 07/01/2038	8/31/12	5,720,000	2,574,000	0.11%
Village of Matteson IL
Series 2010
8.00%, 12/01/2029	4/16/10	5,000,000	3,182,650	0.13%

(c)	Non-income producing security.
(d)	Defaulted.
(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(f)	Illiquid security.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of these securities amounted to $37,580,894 or 1.55% of net assets.
(h)	When-Issued or delayed delivery security.
(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $111,104,314 and gross unrealized depreciation of investments was $(72,712,235), resulting in net unrealized appreciation of $38,392,079.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
GO	-	General Obligation
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2			Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alaska	$	– 0	–	$	– 0	–	$5,295,335	$5,295,335
Arizona		– 0	–		16,433,994		18,173,094	34,607,088
California		– 0	–		134,540,488		50,838,171	185,378,659
Colorado		– 0	–		18,838,581		14,640,738	33,479,319
Florida		– 0	–		87,762,462		31,224,154	118,986,616
Guam		– 0	–		961,697		1,153,320	2,115,017
Illinois		– 0	–		238,587,359		78,787,206	317,374,565
Indiana		– 0	–		55,146,056		1,979,260	57,125,316
Kansas		– 0	–		– 0	–	2,092,083	2,092,083
Kentucky		– 0	–		19,892,743		19,436,103	39,328,846
Louisiana		– 0	–		21,555,236		20,961,046	42,516,282
Maryland		– 0	–		5,650,308		5,482,990	11,133,298
Massachusetts		– 0	–		53,124,358		6,000,240	59,124,598
Michigan		– 0	–		102,423,177		27,193,920	129,617,097
Missouri		– 0	–		20,392,588		9,465,681	29,858,269
New York		– 0	–		214,223,068		39,318,415	253,541,483
North Carolina		– 0	–		– 0	–	1,637,171	1,637,171
North Dakota		– 0	–		– 0	–	4,718,265	4,718,265
Ohio		– 0	–		69,947,929		19,597,359	89,545,288
Oklahoma		– 0	–		– 0	–	7,093,314	7,093,314
Oregon		– 0	–		11,772,650		8,947,749	20,720,399
Pennsylvania		– 0	–		64,613,825		43,874,911	108,488,736
Rhode Island		– 0	–		6,709,758		10,600,860	17,310,618
Tennessee		– 0	–		13,864,967		27,869,144	41,734,111
Texas		– 0	–		202,509,410		60,007,928	262,517,338
Utah		– 0	–		4,872,774		8,180,386	13,053,160
Vermont		– 0	–		– 0	–	3,260,549	3,260,549
Virginia		– 0	–		89,359,171		13,326,432	102,685,603

Investments in Securities:	Level 1			Level 2		Level 3		Total
Washington	$	– 0	–	$43,141,516		$39,915,542		$83,057,058
Wisconsin		– 0	–	17,960,323		20,472,373		38,432,696
Other		– 0	–	365,037,932		– 0	–	365,037,932
Short-Term Investments		28,095,702		– 0	–	– 0	–	28,095,702

Total Investments in Securities		28,095,702		1,879,322,370		601,543,739		2,508,961,811
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$28,095,702		$1,879,322,370		$601,543,739		$2,508,961,811

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 5/31/16	$587,388,532	$587,388,532
Accrued discounts/(premiums)	70,783	70,783
Realized gain (loss)	3,610,569	3,610,569
Change in unrealized appreciation/depreciation	(41,669,704)	(41,669,704)
Purchases	108,411,980	108,411,980
Sales	(65,748,866)	(65,748,866)
Transfers in to Level 3	11,232,130	11,232,130
Transfers out of Level 3	(1,751,685)	(1,751,685)

Balance as of 2/28/17	$601,543,739	$601,543,739 (a)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$(36,689,333)	$(36,689,333)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 28, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$177,257	$474,330	$623,491	$28,096	$126

AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.8%
Long-Term Municipal Bonds - 100.8%
California - 98.4%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35-10/01/36	$11,350	$12,580,257
Anaheim Housing & Public Improvements Authority (Anaheim Electric Utility Fund)
Series 2016A
5.00%, 10/01/34-10/01/36	10,930	12,198,957
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/33-6/01/35	3,300	3,812,400
Bay Area Toll Authority
Series 2009F-1
5.25%, 4/01/27 (Pre-refunded/ETM)	7,500	8,155,425
Series 2010S-2
5.00%, 10/01/30	2,350	2,607,677
Series 2013S
5.00%, 4/01/31-4/01/33	12,700	14,603,593
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26	3,305	3,364,490
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	5,725	6,286,165
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/35	4,415	4,930,010
California Educational Facilities Authority (Loma Linda University)
Series 2017A
5.00%, 4/01/47 (a)	3,000	3,298,590
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/30	1,250	1,413,087
Series 2015
5.00%, 11/01/31	2,000	2,309,620
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/30	2,000	2,329,180
California Health Facilities Financing Authority (Dignity Health Obligated Group)
Series 2008G
5.50%, 7/01/25	3,180	3,347,395
California Health Facilities Financing Authority (St Joseph Health System Obligated Group)
Series 2013A
5.00%, 7/01/33	5,000	5,581,400
California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts and Sciences Obligated Group)
Series 2015
5.00%, 11/01/33-11/01/34	4,035	4,617,597

	Principal Amount (000)	U.S. $ Value
California Infrastructure & Economic Development Bank (Salvation Army Western Territory (The))
Series 2016
4.00%, 9/01/34	$1,000	$1,012,630
5.00%, 9/01/32	1,000	1,142,860
California Municipal Finance Authority (American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/36	1,000	1,077,390
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	5,960	6,242,322
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2014
5.25%, 1/01/45	1,295	1,215,772
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (b)(c)(d)	2,745	410,076
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/37-10/15/47	3,665	3,883,802
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/42 (e)	2,750	2,570,425
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2015A
5.00%, 7/01/45 (e)	8,000	7,939,520
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/46-6/01/51 (e)	4,325	4,288,523
California School Finance Authority (Green Dot Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (e)	1,000	1,046,060
California School Finance Authority (Kipp LA)
Series 2014A
5.00%, 7/01/34	600	630,996
California School Finance Authority (Launchpad Development Obligated Group)
Series 2016A
5.00%, 6/01/36-6/01/46 (e)	3,500	3,434,780
California School Finance Authority (Rocketship Education Obligated Group)
Series 2017A
5.125%, 6/01/47 (e)	1,100	1,087,405

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/34	$575	$615,365
5.875%, 10/01/44	1,000	1,074,800
6.00%, 10/01/49	715	760,074
California State Public Works Board (California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	5,000	5,597,600
California State University
Series 2016A
4.00%, 11/01/34	1,000	1,043,650
Series 2017A
5.00%, 11/01/32-11/01/36 (a)	4,675	5,461,978
California Statewide Communities Development Authority (American Baptist Homes of the West)
Series 2015
5.00%, 10/01/26-10/01/45	5,645	6,096,210
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/34-11/15/44	4,500	5,068,345
California Statewide Communities Development Authority (Highland Creek Associates LP/CA)
Series 2001K
5.40%, 4/01/34	5,010	5,027,635
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36 (e)	5,000	5,233,250
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,800	1,843,182
5.375%, 11/01/49	2,500	2,571,700
Capistrano Unified School District School Facilities Improvement District No 1
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	6,114,400
City of Encinitas CA (City of Encinitas CA CFD No 1)
Series 2012
5.00%, 9/01/26-9/01/29	2,795	3,115,957
City of Irvine CA (City of Irvine CA Assessment Dist No 13-1)
Series 2013
5.00%, 9/02/27-9/02/29	1,760	1,969,341
City of Long Beach CA (City of Long Beach CA Marina Revenue)
Series 2015
5.00%, 5/15/32-5/15/45	5,600	5,937,850

	Principal Amount (000)	U.S. $ Value
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	$5,000	$5,809,350
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,086,263
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	13,949,640
City of Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	35,233,875
City of Palo Alto CA (City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 9/02/25-9/02/30	3,290	3,600,449
City of Redding CA
NATL Series 1992
11.174%, 7/01/22 (Pre-refunded/ETM) (f)	775	977,632
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/33	10,090	11,451,645
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.00%, 9/01/36	755	759,538
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009B
5.00%, 11/01/27 (Pre-refunded/ETM)	4,705	5,192,720
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 5/01/31	5,000	5,839,000
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	1,810	2,041,209
County of Orange CA COP
AMBAC Series 1991
6.00%, 6/01/21 (Pre-refunded/ETM)	480	514,733
County of Sacramento CA (North Vineyard District 2005-2)
Series 2016
5.00%, 9/01/40-9/01/45	2,265	2,420,588
County of Sacramento CA Airport System Revenue
Series 2016B
5.00%, 7/01/36	1,755	1,948,120
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,759,440
El Dorado Irrigation District/El Dorado County Water Agency
Series 2016C
5.00%, 3/01/35-3/01/36	9,000	10,282,512

	Principal Amount (000)	U.S. $ Value
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/40	$4,000	$4,212,040
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	2,929,319
Imperial Irrigation District Electric System Revenue
Series 2016C
5.00%, 11/01/31-11/01/36	5,000	5,795,050
Jurupa Unified School District
Series 2017B
5.00%, 8/01/34-8/01/35	1,535	1,781,470
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/31-9/01/35	4,925	5,290,268
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/28-11/01/30	11,485	13,033,395
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2016A
5.00%, 6/01/32	3,500	4,135,705
Los Angeles County Sanitation Districts Financing Authority
Series 2015A
5.00%, 10/01/34	5,000	5,702,550
Los Angeles Unified School District/CA COP
Series 2012B
5.00%, 10/01/28-10/01/29	9,220	10,527,998
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/35	12,480	12,720,240
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
5.875%, 3/01/32	1,580	1,787,138
6.00%, 3/01/36	1,125	1,268,460
AMBAC Series 2005
5.00%, 3/01/26	1,900	1,905,795
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/31-8/01/33	5,340	6,169,332
Series 2016
5.00%, 8/01/30-8/01/31	5,000	5,861,525
Orange County Transportation Authority
Series 2013
5.00%, 8/15/29	2,360	2,703,356
Oxnard Financing Authority
AGM Series 2014
5.00%, 6/01/31	5,250	5,976,547
Palomar Health
Series 2016
5.00%, 11/01/36	5,000	5,265,950
Series 2016A
5.00%, 8/01/31	1,285	1,473,895

	Principal Amount (000)	U.S. $ Value
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	$21,450	$23,365,056
Poway Unified School District (Poway Unified School District CFD No 6)
Series 2012
5.00%, 9/01/26	970	1,069,668
Poway Unified School District Public Financing Authority
Series 2015A
5.00%, 9/01/33-9/01/34	2,500	2,698,725
Redding Joint Powers Financing Authority
Series 2015A
5.00%, 6/01/30	1,350	1,563,003
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax)
Series 2013A
5.25%, 6/01/32	9,165	10,763,926
Rocklin Unified School District Community Facilities District
NATL Series 2004
5.00%, 9/01/25	1,000	1,002,970
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/35	5,000	5,750,600
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/36-3/01/42	4,250	4,702,157
San Diego County Water Authority Financing Corp
Series 2011B
5.00%, 5/01/30	6,115	6,945,967
San Diego County Water Authority Financing Corp.
Series 2011B
5.00%, 5/01/29	10,000	11,367,500
San Diego Public Facilities Financing Authority (San Diego Public Facilities Financing Authority Lease)
Series 2010A
5.25%, 3/01/25	15,000	16,848,000
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,697,068
Series 2016S
4.00%, 7/01/32	5,250	5,551,455
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,406,448
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,882,470
AGM Series 2000A
6.125%, 1/01/27	1,480	1,487,829

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/29	$1,310	$1,418,822
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco-Mission Bay South)
Series 2016B
5.00%, 8/01/33-8/01/35	2,000	2,235,340
Series 2016C
5.00%, 8/01/32-8/01/35	2,000	2,241,330
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 1/01/20-1/01/21 (Pre-refunded/ETM)	40,000	38,246,000
Zero Coupon, 1/01/23 (Pre-refunded/ETM) (g)	25,000	22,430,000
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease)
Series 2016A
4.00%, 7/15/32-7/15/35	6,605	6,867,400
Santa Ana Unified School District
Series 2008A
5.25%, 8/01/28	5,400	5,698,782
Southern California Public Power Authority
Series 2009A
5.00%, 7/01/23	3,200	3,418,528
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	9,364,274
State of California
Series 2004
5.30%, 4/01/29	5	5,016
Series 2013
5.00%, 2/01/31-11/01/31	10,000	11,407,400
Series 2014
5.00%, 12/01/30	2,000	2,308,480
State of California (Inland Regional Center)
Series 2015
5.00%, 6/15/32	5,000	5,619,150
State of California Department of Water Resources
Series 2008
5.00%, 12/01/24	95	99,626
Series 2008AE
5.00%, 12/01/27	100	104,831
Series 2009A
5.00%, 12/01/29	930	992,143
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/33-9/01/34	3,800	4,235,690

	Principal Amount (000)	U.S. $ Value
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	$1,985	$2,217,904
6.00%, 9/01/30	1,395	1,571,858
Successor Agency to the Redev of San Francisco-Mission Bay North
Series 2016A
5.00%, 8/01/32-8/01/36	3,335	3,804,950
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No 1)
Series 2012
5.25%, 9/01/26-9/01/28	2,375	2,599,484
5.50%, 9/01/30-9/01/33	2,135	2,335,961
Tustin Community Facilities District No 06-1
Series 2015A
5.00%, 9/01/32-9/01/35	3,780	4,129,053
University of California
Series 2013A
5.00%, 5/15/32	9,000	10,441,440
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/31-1/01/32	7,700	8,970,846
West Contra Costa Healthcare District
Series 2011
6.00%, 7/01/32	1,050	1,142,190
AMBAC Series 2004
5.375%, 7/01/21-7/01/24	4,720	4,727,350

		660,093,178

Massachusetts - 0.9%
Commonwealth of Massachusetts
NATL Series 2000E
0.84%, 12/01/30 (h)	3,125	2,884,059
NATL Series 2000G
0.855%, 12/01/30 (h)	3,150	2,907,378

		5,791,437

Nevada - 0.3%
Henderson Local Improvement Districts
AGM Series 2007A
5.00%, 3/01/22	2,110	2,146,988

New York - 0.2%
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.138%, 1/01/39 (h)	1,300	1,171,665
Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,700	1,545,011

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.0%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	$295	$309,172

Texas - 0.8%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	3,050	3,483,039
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,525	1,722,945

		5,205,984

Total Municipal Obligations (cost $636,808,074)		676,263,435

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (i)(j) (cost $264,534)	264,534	264,534

Total Investments - 100.8% (cost $637,072,608) (k)		676,527,969
Other assets less liabilities - (0.8)%		(5,564,347)

Net Assets - 100.0%		$670,963,622

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$6,500	1/25/26	SIFMA *	4.108%		$1,250,160
Merrill Lynch Capital Services, Inc.	14,500	7/30/26	4.090%	SIFMA	*	(2,868,437)
Merrill Lynch Capital Services, Inc.	5,000	11/15/26	4.378%	SIFMA	*	(1,130,842)

						$(2,749,119)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32	12/22/11	$2,745,000	$410,076	0.06%

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $25,599,963 or 3.8% of net assets.
(f)	Variable rate coupon, rate shown as of February 28, 2017.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of these securities amounted to $6,963,102 or 1.04% of net assets.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,560,676 and gross unrealized depreciation of investments was $(9,105,315), resulting in net unrealized appreciation of $39,455,361.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.6% and 0.2%, respectively.

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB California Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$625,837,051		$50,426,384		$676,263,435
Short-Term Investments		264,534		– 0	–	– 0	–	264,534
Total Investments in Securities		264,534		625,837,051		50,426,384		676,527,969
Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	1,250,160		– 0	–	1,250,160
Liabilities:
Interest Rate Swaps		– 0	–	(3,999,279)		– 0	–	(3,999,279)

Total (b)		$264,534		$623,087,932		$50,426,384		$673,778,850

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$54,961,193		$54,961,193
Accrued discounts/(premiums)	(145,225)		(145,225)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(3,773,351)		(3,773,351)
Purchases	5,716,807		5,716,807
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(6,333,040)		(6,333,040)

Balance as of 2/28/17	$50,426,384		$50,426,384	(a)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$(3,773,351)		$(3,773,351)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 28, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$2,818	$89,545	$92,098	$265	$11

AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
New York - 96.8%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$4,999,086
Albany Industrial Development Agency
Series 2008A
5.75%, 11/15/22 (Pre-refunded/ETM)	795	822,459
Brookhaven Local Development Corp. (Jefferson’s Ferry)
Series 2016
5.25%, 11/01/36	1,500	1,611,600
Build NYC Resource Corp. (City University of New York (The))
Series 2014A
5.00%, 6/01/30-6/01/34	2,980	3,435,293
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	2,305	2,341,142
5.50%, 11/01/44	1,625	1,562,421
Build NYC Resource Corp. (YMCA of Greater New York)
Series 2012
5.00%, 8/01/32	1,000	1,123,080
City of New York NY
Series 2007C
5.00%, 1/01/21	1,575	1,579,064
Series 2014A
5.00%, 8/01/31	2,000	2,294,040
Series 2014J
5.00%, 8/01/30	10,000	11,542,500
Series 2016A
5.00%, 8/01/37	5,000	5,665,400
Series 2016B
5.00%, 12/01/34	2,000	2,295,620
Series 2016C
5.00%, 8/01/32	5,000	5,738,800
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,162,724
5.50%, 6/15/32	1,320	1,432,992
County of Nassau NY
Series 2016A
5.00%, 1/01/34-1/01/38	5,345	5,980,328
Series 2016C
5.00%, 4/01/34-4/01/36	10,420	11,683,523
County of Onondaga NY (Syracuse University)
Series 2011
5.00%, 12/01/28-12/01/29	2,135	2,439,981
Dutchess County Local Development Corp. (Health Quest Systems, Inc.)
Series 2014A
5.00%, 7/01/44	4,175	4,478,815

	Principal Amount (000)	U.S. $ Value
East Rochester Housing Authority (St John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	$2,550	$2,817,495
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2011C
5.00%, 12/01/28	7,260	8,372,522
Glen Cove Industrial Development Agency
Series 1992B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	11,400,754
Haverstraw-Stony Point Central School District
AGM Series 2015
5.00%, 10/15/31-10/15/36	3,100	3,577,912
Hempstead Town Local Development Corp. (Hofstra University)
Series 2011
5.00%, 7/01/28	650	729,866
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/34-7/01/39	2,945	3,193,158
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24 (a)	1,000	926,130
Long Island Power Authority
Series 2012B
5.00%, 9/01/27	2,500	2,838,225
Series 2014A
5.00%, 9/01/35	1,000	1,114,170
Series 2016B
5.00%, 9/01/30-9/01/36	10,915	12,449,890
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	4,300	4,873,749
Series 2012F
5.00%, 11/15/27	7,070	8,174,051
Series 2014B
5.00%, 11/15/44	12,000	13,281,120
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/34-11/15/35	15,740	18,634,044
Monroe County Industrial Development Agency (Southview Towers LP)
Series 2000
6.25%, 2/01/31	1,130	1,130,768
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	1,590	1,599,349
Series 2014C
2.00%, 1/01/49 (b)(c)(d)	572	97,323
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/31-7/01/37	6,195	6,711,741

	Principal Amount (000)	U.S. $ Value
New York City Municipal Water Finance Authority
Series 2009FF
5.00%, 6/15/27	$15,110	$16,359,899
Series 2013BB
5.00%, 6/15/46	5,000	5,556,450
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2015S
5.00%, 7/15/35	5,160	5,844,938
NATL Series 2006S-1
5.00%, 7/15/21	7,000	7,024,080
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2013I
5.00%, 5/01/32-5/01/33	12,495	14,284,960
5.00%, 5/01/32 (Pre-refunded/ETM)	5	5,853
Series 2016F
5.00%, 2/01/32	10,000	11,561,900
New York City Trust for Cultural Resources (American Museum of Natural History (The))
Series 2014A
5.00%, 7/01/33	4,080	4,667,887
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/31	9,675	10,709,064
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax)
Series 2015
5.00%, 11/15/34-11/15/35	15,220	17,187,145
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,225	2,514,406
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (b)(c)(d)	792	8
New York Power Authority
NATL Series 2007C
5.00%, 11/15/19-11/15/21	3,680	3,787,993
New York State Dormitory Authority
Series 2007B
5.25%, 7/01/24 (Pre-refunded/ETM)	475	482,201
Series 2008A
5.75%, 7/01/24 (Pre-refunded/ETM)	5,165	5,495,508
New York State Dormitory Authority (Barnard College)
Series 2015A
4.00%, 7/01/32	1,300	1,360,918
New York State Dormitory Authority (Cabrini of Westchester)
Series 2006
5.10%, 2/15/26	1,620	1,670,836

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Cornell University)
Series 2008B
5.00%, 7/01/27	$4,925	$5,497,728
Series 2008C
5.00%, 7/01/29	2,000	2,228,420
Series 2009A
5.00%, 7/01/25	2,465	2,688,896
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 7/01/31-7/01/33	6,000	6,746,550
New York State Dormitory Authority (Manhattan College)
AGC Series 2007A
5.00%, 7/01/27	2,445	2,476,809
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/26	6,795	7,420,412
New York State Dormitory Authority (New School (The))
Series 2016A
5.00%, 7/01/35-7/01/36	5,815	6,508,811
New York State Dormitory Authority (New York University)
Series 2016A
5.00%, 7/01/36	2,000	2,279,600
New York State Dormitory Authority (Northwell Health Obligated Group)
Series 2015A
5.00%, 5/01/33	5,000	5,630,250
New York State Dormitory Authority (NYU Hospitals Center)
Series 2014
5.00%, 7/01/31	1,000	1,134,170
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/32-12/01/37 (e)	4,000	4,285,590
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/21	1,000	1,002,030
New York State Dormitory Authority (Pratt Institute)
Series 2016
5.00%, 7/01/30	1,000	1,155,470
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2010
5.00%, 7/01/23-7/01/25	5,335	5,913,796
New York State Dormitory Authority (St John’s University/NY)
Series 2015A
5.00%, 7/01/33-7/01/34	2,000	2,238,000

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015E
5.00%, 3/15/34	$4,000	$4,595,080
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.25%, 7/01/30	2,000	2,322,520
New York State Dormitory Authority (State University of New York)
Series 2010A
5.00%, 7/01/27-7/01/31	9,285	10,320,273
Series 2011A
5.00%, 7/01/28	6,690	7,577,295
New York State Dormitory Authority (Teachers College)
Series 2012
5.00%, 7/01/34	2,535	2,841,152
Series 2012A
5.00%, 7/01/31	1,200	1,362,840
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The))
NATL Series 1997A-1
1.12%, 12/01/20 (f)	1,000	963,238
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.138%, 1/01/39 (f)	4,975	4,483,873
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,232,960
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2015D
4.00%, 9/15/34-9/15/35	11,250	11,722,590
New York State Thruway Authority
Series 2008A
5.00%, 3/15/26-3/15/27 (Pre-refunded/ETM)	11,000	11,690,470
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/31-1/01/32	15,000	17,052,450
Series 2016A
5.00%, 1/01/32	5,000	5,666,600
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/28	5,000	5,607,350
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/31	8,035	8,363,310

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
4.00%, 7/01/32-7/01/33	$4,250	$4,143,073
5.00%, 7/01/34-7/01/46	4,500	4,800,175
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM)	2,610	3,061,400
Series 2014A
5.125%, 7/01/31 (Pre-refunded/ETM)	1,250	1,365,300
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.)
Series 1994
5.75%, 3/01/24	4,000	4,753,200
Otsego County Capital Resource Corp. (Hartwick College)
Series 2015A
5.00%, 10/01/30-10/01/45	8,205	8,501,698
Port Authority of New York & New Jersey
Series 2010
5.00%, 7/15/31	13,000	14,470,040
Series 2013178
5.00%, 12/01/31	5,000	5,678,150
Series 2014
5.00%, 9/01/31	5,000	5,681,100
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	6,820	6,961,242
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	875	1,005,226
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	5,115	5,535,709
Series 2014C
5.00%, 7/01/31	2,500	2,733,650
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
Series 2010
5.875%, 12/01/30	2,340	2,545,312
Syracuse Industrial Development Agency (Carousel Center Co. LP)
Series 2016A
5.00%, 1/01/31-1/01/35	17,525	19,227,759
Triborough Bridge & Tunnel Authority
Series 2008D
5.00%, 11/15/26 (Pre-refunded/ETM)	6,170	6,595,730
5.00%, 11/15/26	3,830	4,076,805
Series 2011A
5.00%, 1/01/28	5,000	5,719,100
Series 2013C
5.00%, 11/15/32	5,000	5,741,500
Series 2017B
5.00%, 11/15/36	3,000	3,466,650

	Principal Amount (000)	U.S. $ Value
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	$3,000	$3,293,790
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,175	1,181,756
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	11,796,600
Westchester County Healthcare Corp./NY
Series 2010B
6.00%, 11/01/30 (Pre-refunded/ETM)	870	1,015,377
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group)
Series 2010B
6.00%, 11/01/30	130	144,326
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	1,800	1,897,434
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	7,825	8,222,901

		580,248,717

Florida - 0.1%
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45	45	42,248
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
6.625%, 5/01/32 (b)(c)(d)	705	667,875

		710,123

Ohio - 0.3%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (d)	1,200	11,400
Series 2014
10.635%, 8/01/25 (d)	162	1,534
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,500	1,363,245

		1,376,179

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.7%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	$1,795	$1,870,695
Series 2008
5.125%, 12/01/27	1,495	1,566,820
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.125%, 4/01/32	1,000	903,300

		4,340,815

Texas - 1.0%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	2,700	3,083,346
7.50%, 6/30/32	1,225	1,430,298
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,350	1,525,230

		6,038,874

Total Municipal Obligations (cost $573,055,961)		592,714,708

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (g)(h) (cost $1,989,957)	1,989,957	1,989,957

Total Investments - 99.2% (cost $575,045,918) (i)		594,704,665
Other assets less liabilities - 0.8%		4,573,216

Net Assets - 100.0%		$599,277,881

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of February 28, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24	11/13/14	$1,000,000	$926,130	0.15%

(b)	Non-income producing security.

(c)	Defaulted.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the market value of this security amounted to $4,285,590 or 0.7% of net assets.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of these securities amounted to $5,447,111 or 0.91% of net assets.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,757,468 and gross unrealized depreciation of investments was $(5,098,721), resulting in net unrealized appreciation of $19,658,747.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.8% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$573,833,539		$18,881,169		$592,714,708
Short-Term Investments		1,989,957		– 0	–	– 0	–	1,989,957

Total Investments in Securities		1,989,957		573,833,539		18,881,169		594,704,665
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$1,989,957		$573,833,539		$18,881,169		$594,704,665

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$12,181,907		$12,181,907
Accrued discounts/(premiums)	(6,720)		(6,720)
Realized gain (loss)	(43,788)		(43,788)
Change in unrealized appreciation/depreciation	42,701		42,701
Purchases	6,256,814		6,256,814
Sales	(95,000)		(95,000)
Transfers in to Level 3	545,255		545,255
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/17	$18,881,169		$18,881,169	(a)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$42,701		$42,701

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 28, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$22,351	$143,845	$164,206	$1,990	$22

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2017